Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

12. RELATED PARTIES

Our former Chief Financial Officer is also the President of Bountiful Capital, LLC. On January 17, 2020, notes payable owed to Bountiful Capital amounting to $240,500 and accrued interest of $19,758 were converted into 2,597 shares of Series G preferred stock. On February 17, 2021, the Company entered into an Unsecured Promissory Note (the “February 17, 2021 Term Note”), in the aggregate principal amount of $840,000, with Bountiful Capital, LLC for gross proceeds of $840,000. The investor is a related party. The note bore interest at a rate of 5% per year and was not convertible into shares of common stock of the Company. Principal and interest under the note were due and payable upon maturity on January 28, 2022, and a prepayment of the note was permitted. On March 4, 2021, the Company paid off the February 17, 2021 Term Note in full in the amount of $840,000. Also on February 17, 2021, the Company entered into an Unsecured Promissory Note (the “February 17, 2021 Refinance Note”) with Bountiful Capital to refinance ten Unsecured Promissory Notes dated between August 3, 2017 and January 3, 2018, with a total principal balance of $683,100 and accrued interest of $113,626.  The February 17, 2021 Refinance Note bore interest of 5% per year and was not convertible into shares of common stock of the Company.  Principal and interest under the note were due and payable upon maturity on August 31, 2021, and a prepayment of the note was permitted. On February 17, 2021, the Company issued Bountiful Capital 25,000,000 shares of common stock in connection with the issuances of the February 17, 2021 Term Note and the February 17, 2021 Refinance Note, which the Company valued at $2,820,000.  We included $2,820,000 in interest expense related to the 25,000,000 shares.  On November 29, 2021, the Company entered into an exchange agreement with Bountiful Capital. Pursuant to the exchange agreement, the Company extinguished the principal amount of $683,100, plus accrued interest of $140,295, on an unsecured promissory note issued to Bountiful Capital on February 27, 2021 by repaying $428,652 in cash and issuing 26,316,264 shares of common stock of the Company in full satisfaction of the note.

At June 30, 2022 and December 31, 2021, principal on the Bountiful Notes and accrued interest totaled $0 and $0.

On August 1, 2017, the Company signed a lease with Bureau, Inc., a related party, to provide a workplace for our employees. Bureau, Inc., is wholly owned by Jill Giles, an employee of the Company.  During the year ended December 31, 2021 Jill Giles resigned from her position with Company.   Details on this lease are included in Note 15.

On August 1, 2017, Parscale Digital signed a lease with Parscale Strategy for computer equipment and office furniture.  Parscale Strategy is wholly owned by Brad Parscale.  Details of this lease are included in Note 14.

On March 18, 2021, the Company issued 1,000 shares of its Series H Preferred Stock to the then-Chief Executive Officer of the Company, Andrew Van Noy.  The Series H Preferred Stock not convertible into shares of the Company’s common stock and entitles the holder to 51% of the voting power of the Company’s shareholders, as set forth in the Certificate of Designation.  The 1,000 shares of Series H Preferred stock provided for automatic redemption by the Company at the par value of $0.001 per share on the sooner of: 1) sixty days (60) from the effective date of the Certificate of Designation, 2) on the date Andrew Van Noy ceases to serve as an officer, director or consultant of the Company, or 3) on the date that the Company’s shares of common stock first trade on any national securities exchange. On May 18, 2021, the Company redeemed all shares of Series H Preferred stock.

On September 29, 2021, the Company filed a certificate of withdrawal with the Secretary of State of Nevada, to withdraw the Company’s existing certificate of designation of Series H Preferred Stock, filed a certificate of designation for a new series of Series H Preferred Stock with the Secretary of State of Nevada, and issued 1,000 shares of Series H Preferred Stock to Andrew Van Noy, the Company’s chief executive officer, for services rendered.

On November 29, 2021, sixty days after the issuance of the shares of Series H Preferred stock, the Company redeemed all outstanding shares of Series H Preferred stock in accordance with the terms thereof.  As of December 31, 2021, there was zero shares of Series H Preferred stock outstanding.   As of June 30, 2022 the Company has zero shares of Series H Preferred stock outstanding.

13.	RELATED PARTIES

Our former Chief Financial Officer is also the President of Bountiful Capital, LLC.  On January 17, 2020, notes payable owed to Bountiful Capital amounting to $240,500 and accrued interest of $19,758 were converted into 2,597 shares of Series G preferred stock. On February 17, 2021, the Company entered into an Unsecured Promissory Note (the “February 17, 2021 Term Note”), in the aggregate principal amount of $840,000, with Bountiful Capital, LLC for gross proceeds of $840,000. The investor is a related party. The note bore interest at a rate of 5% per year and was not convertible into shares of common stock of the Company. Principal and interest under the note were due and payable upon maturity on January 28, 2022, and a prepayment of the note was permitted. On March 4, 2021, the Company paid off the February 17, 2021 Term Note in full in the amount of $840,000. Also on February 17, 2021, the Company entered into an Unsecured Promissory Note (the “February 17, 2021 Refinance Note”) with Bountiful Capital to refinance ten Unsecured Promissory Notes dated between August 3, 2017 and January 3, 2018, with a total principal balance of $683,100 and accrued interest of $113,626.  The February 17, 2021 Refinance Note bore interest of 5% per year and was not convertible into shares of common stock of the Company.  Principal and interest under the note are due and payable upon maturity on August 31, 2021, and a prepayment of the note is permitted.  On February 17, 2021, the Company issued Bountiful Capital 25,000,000 shares of common stock in connection with the issuances of the February 17, 2021 Term Note and the February 17, 2021 Refinance Note, which the Company valued at $2,820,000.  We included $2,820,000 in interest expense related to the 25,000,000 shares. On November 29, 2021, the Company entered into an exchange agreement with Bountiful Capital. Pursuant to the exchange agreement, the Company extinguished the principal amount of $683,100, plus accrued interest of $140,295, on an unsecured promissory note issued to Bountiful Capital on February 27, 2021 by repaying $428,652 in cash and issuing 26,316,264 shares of common stock of the Company in full satisfaction of the note.

As of December 31, 2021, and December 31, 2020, the notes payable due to related parties totaled zero and $792,235, respectively.

Brad Parscale served on the board of directors of the Company from the acquisition of Parscale Creative on August 1, 2017 until his resignation on December 10, 2019. Mr. Parscale is also the owner of Parscale Strategy, LLC.  During the year ended December 31, 2021 and 2020, the Company earned zero and $3,640, respectively, in revenue from providing services to Parscale Strategy, and as of December 31, 2021 and December 31, 2020, Parscale Strategy had an outstanding accounts receivable of zero and zero, respectively.

On August 1, 2017, Parscale Digital signed a lease with Bureau, Inc., a related party, to provide a workplace for the employees of Parscale Digital.  Bureau, Inc., is wholly owned by Jill Giles, an employee of the Company.  During the year ended December 31, 2021, Jill Giles resigned from her position with Company. Details on this lease are included in Note 15.

On August 1, 2017, Parscale Digital signed a lease with Parscale Strategy for computer equipment and office furniture.  Parscale Strategy is wholly owned by Brad Parscale. Details of this lease are included in Note 15.

On March 18, 2021, the Company issued 1,000 shares of its Series H Preferred Stock to the Chief Executive Officer of the Company, Andrew Van Noy.  The Series H Preferred Stock is not convertible into shares of the Company’s common stock and entitles the holder to 51% of the voting power of the Company’s shareholders, as set forth in the Certificate of Designation.  The 1,000 shares of Series H Preferred stock provided for automatic redemption by the Company at the par value of $0.001 per share on the sooner of: 1) sixty days (60) from the effective date of the Certificate of Designation, 2) on the date Andrew Van Noy ceases to serve as an officer, director or consultant of the Company, or 3) on the date that the Company’s shares of common stock first trade on any national securities exchange.  On May 18, 2021, the Company redeemed all shares of Series H Preferred stock. On September 29, 2021, the Company filed a certificate of withdrawal with the Secretary of State of Nevada, to withdraw the Company’s existing certificate of designation of Series H Preferred Stock, filed a certificate of designation for a new series of Series H Preferred Stock with the Secretary of State of Nevada, and issued 1,000 shares of Series H Preferred Stock to Andrew Van Noy, the Company’s Chief Executive Officer, for services rendered. See Note 11.